Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) - Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long
Derivative [Line Items]
Derivative, Notional Amount	$ 947,260	$ 2,080,057
Short
Derivative [Line Items]
Derivative, Notional Amount	5,093,755	2,025,734
Euro | Long
Derivative [Line Items]
Derivative, Notional Amount	317,075	187,873
Euro | Short
Derivative [Line Items]
Derivative, Notional Amount	4,520,517	1,408,619
United Kingdom, Pounds | Long
Derivative [Line Items]
Derivative, Notional Amount	89,490	118,687
United Kingdom, Pounds | Short
Derivative [Line Items]
Derivative, Notional Amount	166,109	45,159
NIS | Long
Derivative [Line Items]
Derivative, Notional Amount	411,689	1,703,972
NIS | Short
Derivative [Line Items]
Derivative, Notional Amount	386	0
Other | Long
Derivative [Line Items]
Derivative, Notional Amount	129,006	69,525
Other | Short
Derivative [Line Items]
Derivative, Notional Amount	$ 406,743	$ 571,956